Commitments and Contingencies	12 Months Ended
Dec. 31, 2024
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies
17	COMMITMENTS AND CONTINGENCIES
Commitments
The Group had
no significant

commitments as of December 31, 2024.
Contingencies
The Group is currently not involved in any legal or administrative proceedings that may have a material adverse impact on the Group’s business, financial position or results of operations.